Business combinations: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jul. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Mar. 31, 2011 Emer USD ($)	Jul. 02, 2011 Emer USD ($)	Jul. 31, 2011 Emer Minimum	Jul. 31, 2011 Emer Maximum	Oct. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Mar. 31, 2011 AFV USD ($)	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD	Mar. 20, 2012 AEC USD ($)	Mar. 20, 2012 AEC AUD	Dec. 31, 2012 AEC USD ($)
Business combinations
Percentage of outstanding shares acquired										100.00%							100.00%	100.00%
Number of common shares issued						881,860							33,161
Closing price of shares (in dollars per share)										$ 25.06							$ 28.74	29.56
Existing net debt assumed						$ 77,000							$ 1,087
Repayment of debt	53,057	6,725	117			36,300							420
Balance amount of debt assumed										40,700							667
Consideration allocated to:
Property, plant and equipment										17,644
Other tangible assets, including cash										60,532
Total tangible assets																	2,161		685
Intangible assets subject to amortization										32,954							2,638		832
Goodwill										50,774							2,701
Total assets acquired										161,904							7,500		1,517
Long-term debt										(83,272)
Other liabilities										(38,926)
Total liabilities																	(3,561)		(392)
Total net assets acquired										39,706							3,939		1,125
Consideration:
Cash										17,607							2,558		1,125	1,082
Common shares										22,099							953
Contingent consideration payable	428	442															428
Fair value of consideration										39,706							3,939
Cash										11,073							8
Amortization period of intangible assets				5 years	20 years						5 years	20 years	8 years						8 years	8 years
Foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration										1.45							6.6712	6.6712	1.04	1.04
Consolidated revenue							31,831							2,566
Consolidated net loss							1,924							191
Consolidated pro forma revenue								247,216	219,609						201,707	148,062
Consolidated pro forma net loss								54,927	31,322						43,064	42,724
Acquisition related expenses								$ 1,683							$ 93						$ 280